Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2018
Fair value of financial instruments
Schedule of financial instruments held at fair value

	30 September	31 March
	2018	2018
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)	4,243	—
Debt and equity securities (included within Other investments)[2]	9,411	6,471
Derivative financial instruments (included within Trade and other receivables)	3,039	2,629
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)	1,017	—
	17,710	9,100

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)	2,798	2,383
	2,798	2,383

Notes:

1.   There were no changes made during the year to valuation methods or the processes to determine classification other than the reclassifications under IFRS 9 and 15, which were effective from 1 April 2018 (see note 1 “Basis of preparation”), and no transfers were made between the levels in the fair value hierarchy.

2.   Quoted debt and equity securities of €2,792 million (31 March 2018: €2,520 million) are level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.